Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Leases
22 Leases
Lessee arrangements
We have made the following payments associated with leases:

Description of payment	2021 US$m	2020 US$m	Included within
Principal lease payments	358	324	Cash flows from financing activities
Interest payments on leases	48	50	Cash flows from operating activities
Payments for short-term leases	502	314	Net operating costs
Payments for variable lease components	34	30	Net operating costs
Payments for low value leases (>12 months in duration)	2	1	Net operating costs
Total lease payments	944	719
Lease liabilities
The maturity profile of lease liabilities recognised at the balance sheet date is:

	Note	2021 US$m	2020 US$m
Lease liabilities
Due within 1 year		361	271
Between 1 and 3 years		440	386
Between 3 and 5 years		226	185
More than 5 years		704	724
Total undiscounted cash payments expected to be made		1,731	1,566
Effect of discounting		(368)	(388)
Present value of minimum lease payments	21	1,363	1,178
At 31 December 2021, commitments for leases not yet commenced were US$476 million (2020: US$125 million); commitments relating to short-term leases which had already commenced at 31 December 2021 were US$165 million (2020: US$155 million). Short-term and low value leases are not recognised on the balance sheet as a lease liability and are expensed as incurred.